UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  126 East 56th Street
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/Paul C. Shiverick	 New York, New York        May 11, 2011
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None,

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     66

Form 13F Information Table Value Total:     $1,803,348 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

                                                           Mkt        SH/Prn  SH/ PUT/ Investment  Other   Voting
                                                           Value                                           Authority
Name Of Issuer               Title of Class     CUSIP      x$1,000    Amt     Prn CALL Discretion Managers Sole        Shared None
ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN     01881G106   8,623     395,534 SH       SOLE                395,534
ALTERA CORP		     		COM                021441100   8,608     195,540 SH       SOLE                195,540
APACHE CORP                  COM                037411105   5,600     42,778 SH       SOLE		          42,778
APPLE INC                    COM                037833100 190,267     545,948 SH       SOLE                545,948
ATMEL CORP                   COM                049513104   7,736     567,558 SH       SOLE                567,558
BAXTER INTL INC              COM                071813109     269       5,000 SH       SOLE                  5,000
BLACKROCK INC                COM                09247X101   1,407       7,000 SH       SOLE                  7,000
BLOCK H & R INC              COM                093671105     753      45,000 SH       SOLE                 45,000
BOEING CO                    COM                097023105  74,034   1,001,400 SH	 SOLE              1,001,400
BP PLC                     SPONSORED ADR     055622104 140,222    3,176,750  SH       SOLE                 3,176,750

BUCKEYE PARTNERS L P	     	UNIT LTD PARTN	  118230101  13,146   	 206,900 SH       SOLE                206,900
CF INDS HLDGS INC            COM                125269100   3,967      29,000 SH       SOLE                 29,000
CHESAPEAKE ENERGY CORP       COM                165167107  12,423     370,600 SH       SOLE                370,600
CHEVRON CORP NEW	     		COM                166764100  36,304     337,742 SH       SOLE                337,742
CHUBB CORP                   COM                171232101  13,513     220,400 SH       SOLE                220,400
CISCO SYS INC                COM                17275R102  26,720   1,558,000 SH       SOLE              1,558,000
CITIGROUP INC                COM                172967101     332      75,000 SH       SOLE                 75,000
CONOCOPHILLIPS               COM                20825C104 100,578   1,259,431 SH       SOLE              1,259,431
CONSOLIDATED EDISON INC      COM                209115104  24,392     480,924 SH       SOLE                480,924
CYPRESS SEMICONDUCTOR CORP   COM                232806109   8,322     429,400 SH       SOLE                429,400
DELTA AIR LINES INC DEL      COM NEW            247361702  51,117   5,216,021 SH       SOLE              5,216,021
DEVON ENERGY CORP NEW        COM                25179M103  10,297     112,200 SH       SOLE                112,200
DISCOVER FINL SVCS           COM                254709108     482      20,000 SH       SOLE                 20,000
DPL INC                      COM                233293109   3,451     125,900 SH       SOLE                125,900
DST SYS INC DEL              COM                233326107  21,719     411,198 SH       SOLE                411,198
DUKE ENERGY CORP NEW         COM                26441C105  16,892     930,700 SH       SOLE                930,700
EMBRAER S A                  SP ADR REP 4 COM   29082A107   5,096     151,215 SH       SOLE                151,215
ENERGIZER HLDGS INC	      COM                29266R108   2,483      34,900 SH       SOLE 		     34,900
ENTERGY CORP NEW             COM                29364G103  13,375     199,000 SH       SOLE                199,000
EXELON CORP                  COM                30161N101  13,176     319,500 SH       SOLE                319,500
EXPEDIA INC DEL              COM                30212P105  15,114     666,987 SH       SOLE                666,987
FAIRCHILD SEMICONDUCTOR INTL COM                303726103   9,958     547,116 SH       SOLE                547,116
FEDEX CORP                   COM                31428X106  47,430     507,000 SH       SOLE                507,000
FIRSTENERGY CORP             COM                337932107  19,253     519,100 SH       SOLE                519,100
GOOGLE INC                   CL A               38259P508  40,193      68,500 SH       SOLE                 68,500
HALLIBURTON CO                COM                  406216101   7,122     142,900 SH	       SOLE                142,900
INTEL CORP                   COM                 458140100  23,654    1,172,133 SH	 SOLE              1,172,133
INTERNATIONAL BUSINESS MACHS COM                459200101 162,086     993,968 SH       SOLE                993,968
JANUS CAP GROUP INC          COM                47102X105  44,436   3,563,464 SH       SOLE              3,563,464
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER     494550106  22,701     306,400 SH       SOLE                306,400
MAGELLAN MIDSTREAM PRTNRS LP COM UNIT RP LP     559080106  13,343     222,905 SH       SOLE                222,905
MCDONALDS CORP               COM                580135101  48,688     639,877 SH       SOLE                639,877
MICRON TECHNOLOGY INC        COM                595112103  62,275   5,429,416 SH       SOLE              5,429,416
NAVISTAR INTL CORP NEW       COM                63934E108   1,964      28,325 SH       SOLE                 28,325
NETFLIX INC                  COM                64110L106   8,687      36,532 SH       SOLE                 36,532
PFIZER INC                   COM                717081103  24,183   1,190,691 SH       SOLE              1,190,691
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN     726503105   7,922     124,300 SH       SOLE                124,300
POTASH CORP SASK INC         COM                73755L107   1,473      25,000 SH	 SOLE                 25,000
PPL CORP                     COM                69351T106   3,924     155,100 SH       SOLE                155,100
PROGRESS ENERGY INC          COM                743263105   9,287     201,280 SH       SOLE                201,280
PROSHARES TR                 PSHS ULTSH 20YRS   74347R297   2,808      75,000 SH       SOLE                 75,000
SANDISK CORP                 COM                  80004C101  23,771    515,748 SH       SOLE                515,748
SOUTHERN CO                  COM                842587107  26,441     693,800 SH       SOLE                693,800
SPDR GOLD TRUST              GOLD SHS           78463V107  57,413     410,500 SH       SOLE                410,500
SPRINT NEXTEL CORP           COM SER 1          852061100   3,562     767,687 SH       SOLE                767,687
STMICROELECTRONICS N V       NY REGISTRY        861012102   9,566     770,181 SH       SOLE                770,181
TESORO CORP                  COM                881609101   2,959     110,300 SH       SOLE                110,300
TEXAS INSTRS INC             COM                882508104  30,478     881,901 SH       SOLE                881,901
TIME WARNER CABLE INC        COM                88732J207  29,810     417,865 SH       SOLE                417,865
TYCO INTERNATIONAL LTD       SHS                H89128104  37,450     836,500 SH       SOLE                836,500
TYSON FOODS INC              CL A               902494103  40,600   2,115,679 SH       SOLE              2,115,679
UNITED CONTL HLDGS INC       COM                910047109   9,809     426,679 SH       SOLE                426,679
VALE S A                     ADR                91912E105  45,189   1,354,999 SH       SOLE              1,354,999
VALERO ENERGY CORP NEW       COM                 91913Y100   7,500     251,500 SH       SOLE                251,500
VERIZON COMMUNICATIONS INC   COM                92343V104   5,010     130,000 SH       SOLE                130,000
VODAFONE GROUP PLC NEW       SPONS ADR NEW      92857W209  81,985   2,851,640 SH       SOLE              2,851,640